Federated Capital Appreciation Fund II (“Fund”) – Primary Shares (“Class”)
Federated Capital Appreciation Fund II (“Fund”)
Federated Prime Money Fund II (“Fund”)
Federated Quality Bond Fund II (“Fund”) – Primary Shares (“Class”)

Portfolios of Federated Insurance Series

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes.  This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on May 16, 2011, Accession No. 0001318148-11-000845. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE